Operating Lease Obligations	12 Months Ended
Dec. 31, 2018
Operating Lease Obligations [Abstract]
Operating Lease Obligations

15.  Operating Lease Obligations

The Company has entered into four operating lease arrangements. The operating leases are for two branch and two office locations. The majority of the leases are renewable at the Company’s option. One of the office location lease agreements is with a related party. The original term of this lease was for ten years followed by fifteen annual renewal options. The Company is currently in the fifth annual renewal period.

Future minimum lease commitments are based on current rental payments. Rental expense charged to operations, including license fees for branch offices, was $109,000, $147,000 and $142,000 in 2018, 2017 and 2016, respectively. The primary reason for the decline in rental expense in 2018 was because a previously leased branch office was relocated to a newly constructed branch facility owned by Juniata at the end of 2017.

The following is a summary of future minimum rental payments for the next five years required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2018:

(Dollars in thousands)

Years ending December 31,	Lease Obligation
2019	$111
2020	93
2021	83
2022	26
2023	21
2024 and beyond	95
Total minimum payments required	$429